Document And Entity Information	9 Months Ended
Feb. 28, 2026
Document Information Line Items
Entity Central Index Key	0001734005
Document Type	POS AM
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	APTORUM GROUP LIMITED
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2834
Entity Emerging Growth Company	false
Amendment Flag	true